Equity Incentive Plan (Details Narrative )	Aug. 29, 2016 shares
2016 Equity Incentive Plan (the "2016 Plan") [Member] | Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock for issuance	22,800,000